Discontinued operations (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Interest income	$ 373	$ 568	$ 627
Depreciation charge	(951)	(885)
Depreciation charge	(276)	(257)
Impairment charge	(24)	(48)
Impairment loss recognised in profit or loss, right of use assets		1
Impairment charge	(557)	(1,433)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment		1
Equity-based compensation of Novartis equity plans	$ (1,330)	$ (1,307)	(1,142)
Discontinued operations [member]
Statement [line items]
Interest income			2
Equity-based compensation of Novartis equity plans			(60)
Property, plant and equipment [member] | Discontinued operations [member]
Statement [line items]
Depreciation charge			(144)
Impairment charge			(5)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment			1
Right-of-use assets [member] | Discontinued operations [member]
Statement [line items]
Depreciation charge			(32)
Impairment loss recognised in profit or loss, right of use assets			(8)
Intangible assets other than goodwill [member] | Discontinued operations [member]
Statement [line items]
Amortization charge			(171)
Impairment charge			(44)
Restructuring provision [member] | Discontinued operations [member]
Statement [line items]
Additions to restructuring provisions			$ (27)